Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 62,705	$ 37,638
Accounts receivable (net)
Trade (Note 5)	20,558	20,640
Other (Note 6)	8,445	5,655
Prepaid expenses and other	3,663	3,412
Inventory (Note 7)	1,350	812
Deferred income taxes (Note 17)	13,508	12,978
	110,229	81,135
CAPITAL ASSETS, NET (Note 8)	8,792	10,236
DEFERRED INCOME TAXES (Note 17)	19,628	25,142
INTANGIBLE ASSETS, NET (Note 9)	94,649	71,297
GOODWILL (Note 10)	111,179	88,297
	344,477	276,107
CURRENT LIABILITIES
Accounts payable	7,027	6,113
Accrued liabilities (Note 11)	16,757	12,373
Income taxes payable (Note 17)	2,671	2,354
Current portion of debt (Note 12)	8,618
Deferred revenue	9,217	7,638
	44,290	28,478
DEBT (Note 12)	31,787
INCOME TAX LIABILITY (Note 17)	4,418	3,770
DEFERRED INCOME TAXES (Note 17)	13,822	5,620
	94,317	37,868
SHAREHOLDERS’ EQUITY
Common shares – unlimited shares authorized; Shares issued and outstanding totaled 63,660,953 at January 31, 2014 (January 31, 2013 – 62,654,284)	97,779	92,472
Additional paid-in capital	451,394	451,434
Accumulated other comprehensive (loss) income	(1,089)	1,869
Accumulated deficit	(297,924)	(307,536)
	250,160	238,239
	$ 344,477	$ 276,107